Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Operations by Reportable Segment
Operations by Reportable Segment

	Years ended December 31,
Dollars in millions	2020	2019	2018
Revenues:
Government Solutions	$4,055	$4,042	$3,582
Sustainable Technology Solutions	1,712	1,597	1,331
Total revenues	$5,767	$5,639	$4,913
Gross profit:
Government Solutions	$493	$444	$363
Sustainable Technology Solutions	173	209	221
Total gross profit	$666	$653	$584
Equity in earnings of unconsolidated affiliates:
Government Solutions	$28	$29	$35
Sustainable Technology Solutions	2	6	44
Total equity in earnings of unconsolidated affiliates	$30	$35	$79
Selling, general and administrative expenses:
Government Solutions	$(163)	(135)	(114)
Sustainable Technology Solutions	(83)	(90)	(86)
Other	(89)	(116)	(94)
Total selling, general and administrative expenses	$(335)	(341)	(294)

Acquisition and integration related costs	(9)	(2)	(7)
Goodwill impairment	(99)	—	—
Restructuring charges and asset impairments	(214)	—	—
Gain on disposition of assets	18	17	(2)
Gain on consolidation of Aspire subcontracting entities	—	—	108
Operating income	$57	$362	$468
Interest expense	(83)	(99)	(66)
Other non-operating income (loss)	1	5	(6)
(Loss) income before income taxes and noncontrolling interests	$(25)	$268	$396

	Years ended December 31,
Dollars in millions	2020	2019	2018
Capital expenditures:
Government Solutions	$13	$7	$11
Sustainable Technology Solutions	3	4	1
Other	4	9	5
Total	$20	$20	$17
Depreciation and amortization:
Government Solutions	$60	$61	$42
Sustainable Technology Solutions	26	23	11
Other	29	20	10
Total	$115	$104	$63

Schedule of Balance Sheet Information by Reportable Segment

	December 31,
Dollars in millions	2020	2019
Total assets:
Government Solutions	$3,379	$2,711
Sustainable Technology Solutions	1,440	1,669
Other	886	980
Total	$5,705	$5,360
Goodwill (Note 9):
Government Solutions	$1,589	$978
Sustainable Technology Solutions	172	287
Total	$1,761	$1,265
Equity in and advances to related companies (Note 10):
Government Solutions	$145	$147
Sustainable Technology Solutions	736	699
Total	$881	$846

Schedule of Selected Geographic Information

	Years ended December 31,
Dollars in millions	2020	2019	2018
Revenues:
United States	$3,031	$2,705	$2,260
Middle East	857	1,027	884
Europe	961	1,058	989
Australia	324	288	329
Canada	46	39	21
Africa	152	197	133
Asia	203	214	190
Other countries	193	111	107
Total	$5,767	$5,639	$4,913

	December 31,
Dollars in millions	2020	2019
Property, plant & equipment, net:
United States	$57	$50
United Kingdom	40	44
Other	33	36
Total	$130	$130